Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

Significant components of accounts payable and accrued liabilities were as follows:

	September 30, 2020	December 31, 2019

Accounts payable	$298,701	$102,112
Accrued expenses	49,674	5,797
Accrued credit card payables and other liabilities	13,322	45,317
	$361,697	$153,226

Significant components of accounts payable and accrued liabilities were as follows:

	December 31, 2019	December 31, 2018

Accounts payable	$102,112	$14,888
Accrued expenses	5,797	65,302
Accrued credit card payables	32,395	18,464
Other accrued liabilities	12,922	-
	$153,226	$98,654